Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Investment securities held to maturity, fair value	$ 2,468	$ 2,441
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	15,971	20,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	15,000,000	15,000,000
Common stock, issued (in shares)	8,301,497	7,147,952
Treasury stock, shares (in shares)	284,522	284,522